Quarterly Report
September 30, 2021
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.1%
Huntington Ingalls Industries, Inc.	6,063	$1,170,523
Northrop Grumman Corp.	12,787	4,605,238
		$5,775,761
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	5,381	$1,133,723
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	5,496	$798,184
Automotive – 1.7%
Lear Corp.	28,949	$4,529,940
LKQ Corp. (a)	27,117	1,364,527
Tesla, Inc. (a)	3,219	2,496,270
		$8,390,737
Biotechnology – 1.6%
Biogen, Inc. (a)	10,897	$3,083,742
Gilead Sciences, Inc.	26,029	1,818,126
Incyte Corp. (a)	6,317	434,483
Vertex Pharmaceuticals, Inc. (a)	16,263	2,949,946
		$8,286,297
Brokerage & Asset Managers – 0.6%
Invesco Ltd.	86,031	$2,074,207
KKR & Co., Inc.	14,300	870,584
		$2,944,791
Business Services – 3.8%
Accenture PLC, “A”	29,553	$9,454,596
Amdocs Ltd.	43,548	3,297,019
Jones Lang LaSalle, Inc. (a)	6,331	1,570,658
PayPal Holdings, Inc. (a)	17,872	4,650,473
		$18,972,746
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	9,112	$6,629,527
Comcast Corp., “A”	79,562	4,449,902
		$11,079,429
Chemicals – 0.9%
Eastman Chemical Co.	42,658	$4,297,367
Computer Software – 9.8%
Adobe Systems, Inc. (a)	16,951	$9,759,030
Atlassian Corp. PLC, “A” (a)	5,477	2,143,807
Microsoft Corp.	132,621	37,388,512
		$49,291,349
Computer Software - Systems – 7.1%
Apple, Inc.	185,488	$26,246,552
HP, Inc.	168,604	4,613,006
ServiceNow, Inc. (a)	3,853	2,397,606
SS&C Technologies Holdings, Inc.	19,474	1,351,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A” (a)	1,589	$819,002
		$35,427,662
Construction – 0.2%
Sherwin-Williams Co.	3,806	$1,064,652
Consumer Products – 1.5%
Colgate-Palmolive Co.	75,901	$5,736,597
Kimberly-Clark Corp.	12,997	1,721,323
		$7,457,920
Electrical Equipment – 1.0%
Johnson Controls International PLC	28,910	$1,968,193
TE Connectivity Ltd.	21,166	2,904,398
		$4,872,591
Electronics – 6.3%
Advanced Micro Devices (a)	6,600	$679,140
Applied Materials, Inc.	73,791	9,499,116
Intel Corp.	102,469	5,459,548
NVIDIA Corp.	9,942	2,059,585
NXP Semiconductors N.V.	25,385	4,972,160
Texas Instruments, Inc.	45,634	8,771,311
		$31,440,860
Energy - Independent – 1.8%
ConocoPhillips	41,693	$2,825,534
EOG Resources, Inc.	30,825	2,474,323
Valero Energy Corp.	51,238	3,615,866
		$8,915,723
Food & Beverages – 3.2%
Archer Daniels Midland Co.	8,660	$519,687
General Mills, Inc.	21,975	1,314,544
J.M. Smucker Co.	16,252	1,950,728
Mondelez International, Inc.	78,077	4,542,520
PepsiCo, Inc.	52,118	7,839,068
		$16,166,547
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	45,886	$6,395,591
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	21,570	$769,618
Weyerhaeuser Co., REIT	67,680	2,407,377
		$3,176,995
Gaming & Lodging – 0.2%
Marriott International, Inc., “A” (a)	8,403	$1,244,400
Health Maintenance Organizations – 1.3%
Cigna Corp.	17,221	$3,446,956
Humana, Inc.	6,713	2,612,364
UnitedHealth Group, Inc.	1,157	452,086
		$6,511,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.2%
Berkshire Hathaway, Inc., “B” (a)	7,727	$2,109,007
Equitable Holdings, Inc.	25,120	744,557
Everest Re Group Ltd.	19,869	4,982,748
Hartford Financial Services Group, Inc.	8,378	588,555
MetLife, Inc.	113,806	7,025,244
Reinsurance Group of America, Inc.	4,028	448,155
		$15,898,266
Internet – 8.3%
Alphabet, Inc., “A” (a)	5,382	$14,388,885
Alphabet, Inc., “C” (a)	5,867	15,637,374
Facebook, Inc., “A” (a)	32,263	10,949,739
Gartner, Inc. (a)	3,030	920,756
		$41,896,754
Leisure & Toys – 1.7%
Brunswick Corp.	40,437	$3,852,433
Electronic Arts, Inc.	15,633	2,223,794
Polaris, Inc.	21,550	2,578,673
		$8,654,900
Machinery & Tools – 3.7%
AGCO Corp.	36,755	$4,503,590
Dover Corp.	3,292	511,906
Eaton Corp. PLC	53,249	7,950,608
PACCAR, Inc.	51,127	4,034,943
Regal Beloit Corp.	10,009	1,504,753
		$18,505,800
Major Banks – 5.9%
Bank of America Corp.	101,399	$4,304,387
Goldman Sachs Group, Inc.	22,530	8,517,016
JPMorgan Chase & Co.	75,298	12,325,530
PNC Financial Services Group, Inc.	3,090	604,528
Wells Fargo & Co.	83,400	3,870,594
		$29,622,055
Medical & Health Technology & Services – 2.7%
HCA Healthcare, Inc.	9,139	$2,218,218
Laboratory Corp. of America Holdings (a)	16,351	4,601,826
McKesson Corp.	33,637	6,706,545
		$13,526,589
Medical Equipment – 3.3%
Abbott Laboratories	13,267	$1,567,231
Align Technology, Inc. (a)	1,500	998,145
Boston Scientific Corp. (a)	25,944	1,125,710
Danaher Corp.	6,078	1,850,387
Maravai Lifesciences Holdings, Inc., “A” (a)	12,540	615,463
Medtronic PLC	54,160	6,788,956
Thermo Fisher Scientific, Inc.	6,464	3,693,077
		$16,638,969
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc.	5,680	$554,766
ONEOK, Inc.	63,971	3,709,678
		$4,264,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
NOV, Inc. (a)	73,089	$958,197
Other Banks & Diversified Financials – 1.9%
American Express Co.	8,228	$1,378,437
SLM Corp.	210,917	3,712,139
Synchrony Financial	22,571	1,103,270
Visa, Inc., “A”	14,341	3,194,458
		$9,388,304
Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	8,810	$521,288
Eli Lilly & Co.	27,057	6,251,520
Johnson & Johnson	73,855	11,927,582
Merck & Co., Inc.	93,323	7,009,491
		$25,709,881
Railroad & Shipping – 0.7%
CSX Corp.	120,376	$3,579,982
Real Estate – 2.4%
Extra Space Storage, Inc., REIT	34,349	$5,770,289
Simon Property Group, Inc., REIT	36,356	4,725,189
Spirit Realty Capital, Inc., REIT	32,697	1,505,370
		$12,000,848
Restaurants – 2.0%
Starbucks Corp.	72,641	$8,013,029
Texas Roadhouse, Inc.	24,243	2,214,113
		$10,227,142
Specialty Chemicals – 1.2%
Corteva, Inc.	50,386	$2,120,243
DuPont de Nemours, Inc.	21,090	1,433,909
Linde PLC	7,790	2,285,430
		$5,839,582
Specialty Stores – 6.2%
Amazon.com, Inc. (a)	6,819	$22,400,688
AutoZone, Inc. (a)	983	1,669,124
Home Depot, Inc.	17,495	5,742,908
Ross Stores, Inc.	12,835	1,397,090
		$31,209,810
Telecommunications - Wireless – 0.1%
T-Mobile USA, Inc. (a)	3,996	$510,529
Telephone Services – 0.3%
Lumen Technologies, Inc.	102,590	$1,271,090
Tobacco – 0.2%
Philip Morris International, Inc.	12,146	$1,151,319
Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	10,493	$1,754,639
Knight-Swift Transportation Holdings, Inc.	31,348	1,603,450
United Parcel Service, Inc., “B”	17,326	3,155,065
		$6,513,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.8%
CenterPoint Energy, Inc.	37,425	$920,655
Exelon Corp.	142,739	6,900,003
NRG Energy, Inc.	26,750	1,092,203
		$8,912,861
Total Common Stocks		$499,925,207
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.04% (v)	2,093,688	$2,093,688

Other Assets, Less Liabilities – (0.0)%		(195,975)
Net Assets – 100.0%		$501,822,920
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,093,688 and $499,925,207, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$499,925,207	$—	$—	$499,925,207
Mutual Funds	2,093,688	—	—	2,093,688
Total	$502,018,895	$—	$—	$502,018,895
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,205,534	$47,419,769	$47,531,615	$—	$—	$2,093,688

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$934	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.